Current assets - cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current assets - cash and cash equivalents [Abstract]
Cash at bank	$ 12,467	$ 16,238
Short term deposits	15,522	36,471
Total cash assets	$ 27,989	$ 52,709	$ 69,297	$ 94,177